Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue Recognition [Abstract]
Contract liabilities	$ 2,652	$ 2,867
Recognized revenues	1,558
Provision for returns	$ 716	$ 721